COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Commitments And Contingent Liabilities [Abstract]
Disclosure of undiscounted liabilities and future operating commitments [Table Text Block]
	Total	Within 1 year	2 - 5 years
Maturity analysis of financial liabilities	$	$	$
Accounts payable and accrued liabilities	8,545,048	8,545,048	-
Loan payable	314,555	314,555	-
Lease liability	78,309	23,205	55,104
Mortgage payable	3,822,505	3,822,505	-
Government loan	60,000	-	60,000
	12,820,417	12,705,313	115,104